Capital management - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Cash bond and money market funds
Disclosure of objectives, policies and processes for managing capital [line items]
Cash,bond and money market funds	$ 41,244	$ 53,888